UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2012
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - 48.8%

                 AEROSPACE & DEFENSE - 2.0%
            718  General Dynamics Corp. .............................................  $       47,474
            544  Lockheed Martin Corp. ..............................................          50,799
            742  Northrop Grumman Corp. .............................................          49,291
            837  Raytheon Co. .......................................................          47,843
            960  Rockwell Collins, Inc. .............................................          51,494
            627  United Technologies Corp. ..........................................          49,088
                                                                                       --------------
                                                                                              295,989
                                                                                       --------------

                 AIR FREIGHT & LOGISTICS - 0.3%
            810  CH Robinson Worldwide, Inc. ........................................          47,426
                                                                                       --------------

                 BEVERAGES - 1.3%
            734  Brown-Forman Corp. .................................................          47,893
          1,212  Coca-Cola (The) Co. ................................................          45,971
          1,138  Molson Coors Brewing Co. ...........................................          51,267
            670  PepsiCo, Inc. ......................................................          47,416
                                                                                       --------------
                                                                                              192,547
                                                                                       --------------

                 CAPITAL MARKETS - 0.7%
          2,382  SEI Investments Co. ................................................          51,094
            753  T. Rowe Price Group, Inc. ..........................................          47,665
                                                                                       --------------
                                                                                               98,759
                                                                                       --------------

                 CHEMICALS - 1.0%
            587  Air Products & Chemicals, Inc. .....................................          48,545
            864  International Flavors & Fragrances, Inc. ...........................          51,477
            641  Sigma-Aldrich Corp. ................................................          46,133
                                                                                       --------------
                                                                                              146,155
                                                                                       --------------

                 COMMERCIAL BANKS - 0.7%
          1,031  Bank of Hawaii Corp. ...............................................          47,034
          1,250  Commerce Bancshares, Inc. ..........................................          50,413
                                                                                       --------------
                                                                                               97,447
                                                                                       --------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.7%
          2,445  Healthcare Services Group, Inc. ....................................          55,917
          2,118  Rollins, Inc. ......................................................          49,540
                                                                                       --------------
                                                                                              105,457
                                                                                       --------------

                 COMMUNICATIONS EQUIPMENT - 0.7%
          1,419  Plantronics, Inc. ..................................................          50,133
            851  QUALCOMM, Inc. .....................................................          53,179
                                                                                       --------------
                                                                                              103,312
                                                                                       --------------

                 CONTAINERS & PACKAGING - 0.7%
            928  Aptargroup, Inc. ...................................................          47,987
          1,154  Ball Corp. .........................................................          48,826
                                                                                       --------------
                                                                                               96,813
                                                                                       --------------

                 DISTRIBUTORS - 0.3%
            787  Genuine Parts Co. ..................................................          48,031
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 DIVERSIFIED CONSUMER SERVICES - 0.3%
          2,965  H&R Block, Inc. ....................................................  $       51,383
                                                                                       --------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.3%
            883  CME Group, Inc. ....................................................          50,596
                                                                                       --------------

                 ELECTRIC UTILITIES - 0.3%
          1,132  Cleco Corp. ........................................................          47,521
                                                                                       --------------

                 ELECTRICAL EQUIPMENT - 0.7%
          1,424  AMETEK, Inc. .......................................................          50,481
            481  Roper Industries, Inc. .............................................          52,857
                                                                                       --------------
                                                                                              103,338
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 1.7%
            499  Costco Wholesale Corp. .............................................          49,962
          1,013  CVS Caremark Corp. .................................................          49,050
          1,589  Sysco Corp. ........................................................          49,688
            679  Wal-Mart Stores, Inc. ..............................................          50,110
          1,601  Walgreen Co. .......................................................          58,341
                                                                                       --------------
                                                                                              257,151
                                                                                       --------------

                 FOOD PRODUCTS - 2.6%
          1,420  Campbell Soup Co. ..................................................          49,444
          1,827  Conagra Foods, Inc. ................................................          50,407
          2,039  Flowers Foods, Inc. ................................................          41,147
          1,230  General Mills, Inc. ................................................          49,016
            872  H.J. Heinz Co. .....................................................          48,788
          1,557  Hormel Foods Corp. .................................................          45,527
            961  Kellogg Co. ........................................................          49,645
            781  McCormick & Co., Inc. ..............................................          48,453
                                                                                       --------------
                                                                                              382,427
                                                                                       --------------

                 GAS UTILITIES - 0.6%
          1,086  New Jersey Resources Corp. .........................................          49,652
          2,271  Questar Corp. ......................................................          46,169
                                                                                       --------------
                                                                                               95,821
                                                                                       --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
            892  Baxter International, Inc. .........................................          53,752
            634  Becton, Dickinson & Co. ............................................          49,807
            885  Covidien plc .......................................................          52,587
          1,223  Medtronic, Inc. ....................................................          52,736
            860  Stryker Corp. ......................................................          47,867
                                                                                       --------------
                                                                                              256,749
                                                                                       --------------

                 HEALTH CARE PROVIDERS & SERVICES - 2.2%
          1,222  Aetna, Inc. ........................................................          48,391
          1,204  AmerisourceBergen Corp. ............................................          46,607
          1,128  Cardinal Health, Inc. ..............................................          43,958
            783  Chemed Corp. .......................................................          54,254
            505  McKesson Corp. .....................................................          43,445

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
          1,547  Owens & Minor, Inc. ................................................  $       46,225
            810  UnitedHealth Group, Inc. ...........................................          44,882
                                                                                       --------------
                                                                                              327,762
                                                                                       --------------

                 HOTELS, RESTAURANTS & LEISURE - 1.3%
          1,178  Bob Evans Farms, Inc. ..............................................          46,095
            936  Darden Restaurants, Inc. ...........................................          52,182
            536  McDonald's Corp. ...................................................          49,178
            735  Yum! Brands, Inc. ..................................................          48,760
                                                                                       --------------
                                                                                              196,215
                                                                                       --------------

                 HOUSEHOLD DURABLES - 0.3%
          1,237  Garmin, Ltd. .......................................................          51,632
                                                                                       --------------

                 HOUSEHOLD PRODUCTS - 1.3%
            854  Church & Dwight Co., Inc. ..........................................          46,107
            455  Colgate-Palmolive Co. ..............................................          48,785
            566  Kimberly-Clark Corp. ...............................................          48,552
            774  Procter & Gamble (The) Co. .........................................          53,685
                                                                                       --------------
                                                                                              197,129
                                                                                       --------------

                 INDUSTRIAL CONGLOMERATES - 0.7%
            528  3M Co. .............................................................          48,798
            909  Danaher Corp. ......................................................          50,131
                                                                                       --------------
                                                                                               98,929
                                                                                       --------------

                 INSURANCE - 5.7%
            640  ACE, Ltd. ..........................................................          48,384
            596  Allied World Assurance Co. Holdings, AG ............................          46,041
          1,208  American Financial Group, Inc. .....................................          45,783
          1,755  Amtrust Financial Services, Inc. ...................................          44,953
          1,360  Assurant, Inc. .....................................................          50,728
          1,456  Axis Capital Holdings, Ltd. ........................................          50,844
            651  Chubb Corp. ........................................................          49,658
          1,211  Hanover Insurance Group (The), Inc. ................................          45,122
          1,509  HCC Insurance Holdings, Inc. .......................................          51,140
          1,137  Mercury General Corp. ..............................................          43,945
          2,225  Montpelier Re Holdings, Ltd. .......................................          49,239
            626  PartnerRe, Ltd. ....................................................          46,499
            624  RenaissanceRe Holdings, Ltd. .......................................          48,073
            694  RLI Corp. ..........................................................          46,262
            937  Torchmark Corp. ....................................................          48,115
            742  Travelers (The) Cos., Inc. .........................................          50,649
          1,479  Validus Holdings, Ltd. .............................................          50,153
          1,217  W.R. Berkley Corp. .................................................          45,625
                                                                                       --------------
                                                                                              861,213
                                                                                       --------------

                 IT SERVICES - 3.1%
            789  Accenture PLC, Class A .............................................          55,254
            852  Automatic Data Processing, Inc. ....................................          49,978

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 IT SERVICES - (CONTINUED)
          2,227  Broadridge Financial Solutions, Inc. ...............................  $       51,956
            243  International Business Machines Corp. ..............................          50,410
          1,373  Jack Henry & Associates, Inc. ......................................          52,037
            916  MAXIMUS, Inc. ......................................................          54,704
          1,508  Paychex, Inc. ......................................................          50,201
          1,980  Total System Services, Inc. ........................................          46,926
            383  Visa, Inc. .........................................................          51,429
                                                                                       --------------
                                                                                              462,895
                                                                                       --------------

                 LEISURE EQUIPMENT & PRODUCTS - 1.1%
          1,399  Hasbro, Inc. .......................................................          53,400
          1,461  Mattel, Inc. .......................................................          51,836
            663  Polaris Industries, Inc. ...........................................          53,617
                                                                                       --------------
                                                                                              158,853
                                                                                       --------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.3%
            638  Techne Corp. .......................................................          45,898
                                                                                       --------------

                 MACHINERY - 1.3%
            984  CLARCOR, Inc. ......................................................          43,916
          1,420  Donaldson Co., Inc. ................................................          49,288
            616  Parker Hannifin Corp. ..............................................          51,485
            392  Valmont Industries, Inc. ...........................................          51,548
                                                                                       --------------
                                                                                              196,237
                                                                                       --------------

                 MEDIA - 1.0%
            967  John Wiley & Sons, Inc., Class A ...................................          44,434
            975  Omnicom Group, Inc. ................................................          50,271
            977  Walt Disney (The) Co. ..............................................          51,077
                                                                                       --------------
                                                                                              145,782
                                                                                       --------------

                 METALS & MINING - 0.3%
            621  Compass Minerals International, Inc. ...............................          46,320
                                                                                       --------------

                 MULTI-UTILITIES - 0.9%
          1,458  Public Service Enterprise Group, Inc. ..............................          46,919
            688  Sempra Energy ......................................................          44,369
          1,197  Wisconsin Energy Corp. .............................................          45,091
                                                                                       --------------
                                                                                              136,379
                                                                                       --------------

                 MULTILINE RETAIL - 0.7%
            713  Family Dollar Stores, Inc. .........................................          47,272
            814  Target Corp. .......................................................          51,665
                                                                                       --------------
                                                                                               98,937
                                                                                       --------------

                 OIL, GAS & CONSUMABLE FUELS - 1.3%
            449  Chevron Corp. ......................................................          52,335
            847  ConocoPhillips .....................................................          48,432
            553  Exxon Mobil Corp. ..................................................          50,572
            552  Occidental Petroleum Corp. .........................................          47,505
                                                                                       --------------
                                                                                              198,844
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 PHARMACEUTICALS - 1.6%
            735  Abbott Laboratories ................................................  $       50,392
          1,318  Bristol-Myers Squibb Co. ...........................................          44,482
          1,104  Eli Lilly & Co. ....................................................          52,341
            701  Johnson & Johnson ..................................................          48,306
          1,135  Merck & Co., Inc. ..................................................          51,188
                                                                                       --------------
                                                                                              246,709
                                                                                       --------------

                 PROFESSIONAL SERVICES - 0.3%
          1,017  Equifax, Inc. ......................................................          47,372
                                                                                       --------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
          1,409  American Capital Agency Corp. ......................................          48,737
          1,656  Hatteras Financial Corp. ...........................................          46,683
          6,005  MFA Financial, Inc. ................................................          51,042
            930  National Health Investors, Inc. ....................................          47,839
            328  Public Storage .....................................................          45,648
          1,055  Rayonier, Inc. .....................................................          51,706
                                                                                       --------------
                                                                                              291,655
                                                                                       --------------

                 ROAD & RAIL - 0.9%
            916  Landstar System, Inc. ..............................................          43,308
            397  Union Pacific Corp. ................................................          47,124
          1,983  Werner Enterprises, Inc. ...........................................          42,377
                                                                                       --------------
                                                                                              132,809
                                                                                       --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
          1,400  Altera Corp. .......................................................          47,579
          1,258  Analog Devices, Inc. ...............................................          49,301
          1,778  Intel Corp. ........................................................          40,325
          1,651  Texas Instruments, Inc. ............................................          45,485
          1,411  Xilinx, Inc. .......................................................          47,142
                                                                                       --------------
                                                                                              229,832
                                                                                       --------------

                 SOFTWARE - 0.9%
          1,749  CA, Inc. ...........................................................          45,063
            509  FactSet Research Systems, Inc. .....................................          49,078
          1,549  Microsoft Corp. ....................................................          46,129
                                                                                       --------------
                                                                                              140,270
                                                                                       --------------

                 SPECIALTY RETAIL - 1.3%
          1,425  Monro Muffler Brake, Inc. ..........................................          50,146
            695  PetSmart, Inc. .....................................................          47,941
            758  Ross Stores, Inc. ..................................................          48,967
          1,104  TJX (The) Cos., Inc. ...............................................          49,448
                                                                                       --------------
                                                                                              196,502
                                                                                       --------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.7%
            540  NIKE, Inc., Class B ................................................          51,251
            338  Ralph Lauren Corp. .................................................          51,116
                                                                                       --------------
                                                                                              102,367
                                                                                       --------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


    SHARES                                   DESCRIPTION                                   VALUE
---------------  --------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

                 TOBACCO - 0.6%
          1,371  Altria Group, Inc. .................................................  $       45,777
          1,055  Reynolds American, Inc. ............................................          45,724
                                                                                       --------------
                                                                                               91,501
                                                                                       --------------

                 TRADING COMPANIES & DISTRIBUTORS - 1.0%
          1,175  Fastenal Co. .......................................................          50,513
            248  W.W. Grainger, Inc. ................................................          51,676
            642  Watsco, Inc. .......................................................          48,657
                                                                                       --------------
                                                                                              150,846
                                                                                       --------------
                 TOTAL COMMON STOCKS ................................................       7,329,810
                 (Cost $7,205,134)                                                     --------------

EXCHANGE-TRADED FUNDS - 41.1%
         33,905  iShares iBoxx Investment Grade Corporate Bond Fund .................       4,128,612
         21,426  Vanguard Intermediate-Term Corporate Bond ETF ......................       1,878,846
          2,083  Vanguard Short-Term Corporate Bond ETF .............................         167,327
                                                                                       --------------
                 TOTAL EXCHANGE-TRADED FUNDS ........................................       6,174,785
                 (Cost $6,057,080)                                                     --------------

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY         VALUE
---------------  ---------------------------------------  ------------  -------------  --------------
CORPORATE BONDS AND NOTES - 7.6%

                 DIVERSIFIED FINANCIAL SERVICES - 3.7%
$       250,000  Bank of America Corp. .................      5.70%        01/24/22           294,184
        250,000  General Electric Capital Corp. ........      2.30%        04/27/17           257,263
                                                                                       --------------
                                                                                              551,447
                                                                                       --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
        250,000  AT&T, Inc. ............................      0.88%        02/13/15           252,286
                                                                                       --------------

                 FOOD & STAPLES RETAILING - 2.2%
        250,000  Wal-Mart Stores, Inc. .................      5.63%        04/15/41           334,855
                                                                                       --------------
                 TOTAL CORPORATE BONDS AND NOTES ....................................       1,138,588
                 (Cost $1,131,083)                                                     --------------

                 TOTAL INVESTMENTS - 97.5% ..........................................      14,643,183
                 (Cost $14,393,297) (a)

                 NET OTHER ASSETS AND LIABILITIES - 2.5% ............................         374,505
                                                                                       --------------
                 NET ASSETS - 100.0% ................................................  $   15,017,688
                                                                                       ==============

-----------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $293,521 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $43,635.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                 -------------   -------------   -------------   -------------
Common Stocks*.................................  $   7,329,810   $   7,329,810   $          --   $          --
Exchange-Traded Funds..........................      6,174,785       6,174,785              --              --
Corporate Bonds and Notes*.....................      1,138,588              --       1,138,588              --
                                                 -------------   -------------   -------------   -------------
TOTAL INVESTMENTS..............................  $  14,643,183   $  13,504,595   $   1,138,588   $          --
                                                 =============   =============   =============   =============

* See the Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2012 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company. The Trust currently offers shares of one fund, First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"), which commenced investment operations on May 1, 2012.

The net asset value ("NAV") of each share is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2012 (UNAUDITED)


            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2012 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund may hold publicly-traded real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments.

ADDITIONAL INFORMATION

                      FIRST TRUST VARIABLE INSURANCE TRUST
                         SEPTEMBER 30, 2012 (UNAUDITED)


                             LICENSING INFORMATION

Standard & Poor's and S&P are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust Advisors L.P. ("First Trust"). THE DOW JONES CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES INDUSTRIAL INDEX(SM) are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the DOW JONES CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES INDUSTRIAL INDEX(SM).

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Variable Insurance Trust
                -----------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date
    --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date
    --------------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date
    --------------------------

* Print the name and title of each signing officer under his or her signature.